Insurance Contracts and Private Pension - Summary of Changes in Technical Provisions (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	R$ 2,124	R$ 1,898
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	195,543	176,165
Redemptions and Other Unsettled Amounts (PVR)	310	275
Financial surplus (PEF)	607	606
Unsettled claims (PSL)	591	594
Claims / events incurred but not reported (IBNR)	373	428
Related Expenses (PDR)	129	123
Other	1,510	1,143
Total	201,187	181,232	R$ 154,076
Opening balance	181,232	154,076
Additions arising from premiums / contribution	24,104	26,913
Risk adjustments	(4,234)	(4,548)
Payment of claims / benefits	(1,764)	(1,700)
Reported claims	1,325	1,291
Redemptions	(13,772)	(12,536)
Portability of insurances	3,758	3,436
Adjustment of reserves and financial surplus	11,631	7,770
Corporate Reorganization		(282)
Other (recognition / reversal)	(1,093)	6,812
Closing balance	201,187	181,232
Insurance [member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	2,111	1,883
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	195	173
Redemptions and Other Unsettled Amounts (PVR)	12	11
Financial surplus (PEF)	2	2
Unsettled claims (PSL)	548	560
Claims / events incurred but not reported (IBNR)	348	401
Related Expenses (PDR)	31	28
Other	562	406
Total	3,809	3,464
Opening balance	3,464	3,926
Additions arising from premiums / contribution	4,340	4,059
Risk adjustments	(3,937)	(4,225)
Payment of claims / benefits	(1,184)	(1,228)
Reported claims	1,325	1,291
Redemptions	(1)	(2)
Adjustment of reserves and financial surplus	9	16
Corporate Reorganization		(282)
Other (recognition / reversal)	(207)	(91)
Closing balance	3,809	3,464
Private Pension [Member]
Disclosure of other provisions [line items]
Unearned premiums (PPNG)	13	15
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	195,348	175,992
Redemptions and Other Unsettled Amounts (PVR)	298	264
Financial surplus (PEF)	605	604
Unsettled claims (PSL)	43	34
Claims / events incurred but not reported (IBNR)	25	27
Related Expenses (PDR)	98	95
Other	948	737
Total	197,378	177,768
Opening balance	177,768	150,150
Additions arising from premiums / contribution	19,764	22,854
Risk adjustments	(297)	(323)
Payment of claims / benefits	(580)	(472)
Redemptions	(13,771)	(12,534)
Portability of insurances	3,758	3,436
Adjustment of reserves and financial surplus	11,622	7,754
Other (recognition / reversal)	(886)	6,903
Closing balance	R$ 197,378	R$ 177,768